Segmented Information - Schedule of Information with Respect to Segment (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Net income from continuing operations	$ 2,074	$ 1,940
Add (deduct):
Interest expense, net	88	44
Other expense (income), net	30	(166)
Income taxes	706	711
Adjusted EBIT	$ 2,898	$ 2,529